Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

March 8, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen Municipal Trust (File Nos. 333-14725 and 811-07873)
Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, Nuveen Municipal Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 27 (“PEA No. 27”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 27 is to respond to Staff comments on Post-Effective Amendment No. 22 and to make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s Nuveen Inflation Protected Municipal Bond Fund.

I hereby certify that PEA No. 27 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.739.5662 with your questions or comments.

Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman